Retirement benefit plan (Tables)	12 Months Ended
Dec. 31, 2022
Retirement benefit plan
Schedule of amounts recognized in balance sheet from defined benefit plans

The following table sets forth the status of the defined benefit pension plan and the amount that is recognized in the consolidated balance sheets:

	As of
	December 31,
In CHF thousands	2022	2021	2020
Defined benefit obligation	(32,410)	(33,889)	(30,213)
Fair value of plan assets	29,197	26,791	22,749
Total liability	(3,213)	(7,098)	(7,464)

Schedule of amounts recognized in statement of profit and loss from defined benefit plans

The following amounts have been recorded as net pension cost in the consolidated statements of income/(loss):

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Service cost	1,712	1,648	1,626
Interest cost	126	79	71
Interest income	(87)	(48)	(42)
Net pension cost	1,751	1,679	1,655

Schedule of changes in defined benefit obligations, fair value of plan assets and net defined benefit liability

The changes in defined benefit obligation, fair value of plan assets and unrecognized gains/(losses) are as follows.

A. Change in defined benefit obligation

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Defined benefit obligation as of January 1	(33,889)	(30,213)	(26,624)
Service cost	(1,712)	(1,648)	(1,626)
Interest cost	(126)	(79)	(71)
Change in demographic assumptions	29	—	1,428
Change in financial assumptions	8,397	156	(71)
Change in experience assumptions	(1,726)	(252)	(931)
Benefits deposited	(2,327)	(894)	(1,467)
Employees’ contributions	(1,056)	(959)	(851)
Defined benefit obligation as of December 31	(32,410)	(33,889)	(30,213)

B.Change in fair value of plan assets

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Fair value of plan assets as of January 1	26,791	22,749	19,139
Interest income	87	48	42
Employees’ contributions	1,056	959	851
Employer’s contributions	1,210	1,089	950
Benefits deposited	2,327	894	1,467
Return on plan assets excluding interest income	(2,274)	1,052	300
Fair value of plan assets as of December 31	29,197	26,791	22,749

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately CHF 1.2 million.

C.Change in net defined benefit liability

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Net defined benefit liabilities as of January 1	7,098	7,464	7,485
Net pension cost through statement of income/(loss)	1,751	1,679	1,655
Remeasurement through other comprehensive income/(loss)	(4,426)	(956)	(726)
Employer’s contribution	(1,210)	(1,089)	(950)
Net defined benefit liabilities as of December 31	3,213	7,098	7,464

Schedule of amounts recognized in statement of other comprehensive income from defined benefit plans

D.Other comprehensive gains/(losses)

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Effect of changes in demographic assumptions	29	—	1,428
Effect of changes in financial assumptions	8,397	156	(71)
Effect of changes in experience assumptions	(1,726)	(252)	(931)
Return on plan assets excluding interest income	(2,274)	1,052	300
Total other comprehensive gain	4,426	956	726

Actuarial assumptions and sensitivity analysis

The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the years ended December 31, 2022, 2021 and 2020, respectively, are as follows:

	For the Year Ended
	December 31,
	2022	2021	2020
Discount rate	2.25%	0.30%	0.20%
Rate of future increase in compensations	1.75%	1.75%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	2.25%	0.75%	0.50%
Mortality and disability rates	BVG 2020-CMI	BVG 2020-CMI	BVG 2020-CMI

A quantitative sensitivity analysis for significant assumptions as of December 31, 2022 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	In CHF thousands
Potential defined benefit obligation	30,201	34,916	32,940	31,841	33,601	31,322	33,322	31,545
Decrease/(increase) from actual defined benefit obligation	2,209	(2,506)	(530)	569	(1,191)	1,088	(912)	865

A quantitative sensitivity analysis for significant assumptions as of December 31, 2021 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	in CHF thousands
Potential defined benefit obligation	31,190	37,006	34,578	33,176	35,497	32,435	34,822	33,007
Decrease/(increase) from actual defined benefit obligation	2,699	(3,117)	(689)	713	(1,608)	1,454	(933)	882